BASIS OF PRESENTATION	9 Months Ended
Sep. 30, 2012
Basis Of Presentation [Abstract]
Significant Accounting Policies

NOTE 1 – Basis of presentation:

The accompanying unaudited condensed consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements. In the opinion of management, the financial statements reflect all adjustments, which include only normal recurring adjustments, necessary to fairly state the financial position and results of operations of Teva Pharmaceutical Industries Limited (“Teva” or the “Company”). These consolidated financial statements and notes thereto are unaudited and should be read in conjunction with the Company's audited financial statements included in its Annual Report on Form 20-F for the year ended December 31, 2011, as filed with the Securities and Exchange Commission. Amounts at December 31, 2011 were derived from the audited balance sheet at that date, but all disclosures required by accounting principles generally accepted in the United States are not included. The results of operations for the nine months ended September 30, 2012 are not necessarily indicative of results that could be expected for the entire fiscal year.